Stock-based Compensation Plans - Restricted Share Unit Plans (Details) - RSUs	6 Months Ended
Jun. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	330,686
Unit with underlying value equivalent to common shares	1.0
Award vesting period	3 years